Segment Information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) Segments	Mar. 31, 2019 USD ($) Segments	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Disclosure of operating segments [line items]
Number of reportable segments | Segments	7	7
Revenue	₨ 909,012	$ 13,144	₨ 909,549	[1]	₨ 714,644
Power segment [member]
Disclosure of operating segments [line items]
Revenue	64,559		55,012		55,189
Power segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	678		1,506		890
Power segment [member] | Elimination of intersegment amounts [member] | At cost [member]
Disclosure of operating segments [line items]
Revenue	₨ 670	$ 10	₨ 1,328		₨ 413

[1]	Restated (Refer Note 2(b))